Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Summary of Accrued Liabilities And Other Liabilities Disclosure Current

	As of December 31,
	2021	2022
	RMB	RMB
Advance from shippers and truckers (1)	687,971	778,247
Salaries and welfare payables	272,702	338,281
Consideration payable for acquisition of TYT	70,760	—
Deposit from truckers for value added services	53,820	23,421
Accrued rental and other service fees	56,095	80,667
Others	64,831	80,544

Total	1,206,179	1,301,160

(1)	Representing the refundable prepayments from shippers and truckers for future shipping arrangements under freight brokerage services and value-added services.